SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Employee stock awards				$ 482,432
Executive Stock Grant Expense	$ 106,563		$ 0	0
Warrants issued for services	125,000			125,000
Common stock issued for legal, advisory and consulting fees				454,625
Employee stock awards				160,000
Common stock for licensing agreement			125,000	125,000
Patent acquisition, noncash element				750,000
Warrants issued for interest				46,188
Warrants issued for services				67,000
Assets acquired in foreclosure	$ 0	$ 543,115	$ 0	543,115
Common Stock issued for prepaid legal fee				224,000
Fair Value, Inputs, Level 3 [Member]
Employee stock awards				0
Executive Stock Grant Expense				0
Warrants issued for services				125,000
Common stock issued for legal, advisory and consulting fees				0
Employee stock awards				0
Common stock for licensing agreement				0
Patent acquisition, noncash element				750,000
Warrants issued for interest				46,188
Warrants issued for services				67,000
Assets acquired in foreclosure				543,115
Common Stock issued for prepaid legal fee				0
Fair Value, Inputs, Level 2 [Member]
Employee stock awards				482,432
Executive Stock Grant Expense				106,563
Warrants issued for services				0
Common stock issued for legal, advisory and consulting fees				454,625
Employee stock awards				160,000
Common stock for licensing agreement				125,000
Patent acquisition, noncash element				0
Warrants issued for interest				0
Warrants issued for services				0
Assets acquired in foreclosure				0
Common Stock issued for prepaid legal fee				224,000
Fair Value, Inputs, Level 1 [Member]
Employee stock awards				0
Executive Stock Grant Expense				0
Warrants issued for services				0
Common stock issued for legal, advisory and consulting fees				0
Employee stock awards				0
Common stock for licensing agreement				0
Patent acquisition, noncash element				0
Warrants issued for interest				0
Warrants issued for services				0
Assets acquired in foreclosure				0
Common Stock issued for prepaid legal fee				$ 0